New Accounting Pronouncements (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
New Accounting Pronouncements
Right-of-use assets	$ 27.4
Lease liabilities	$ 27.9
Weighted average remaining lease term	3 years 10 months 25 days
Weighted-average discount rate	5.10%